Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 4,746	$ 18,324	$ 34,758	$ (1,247)	$ (8,096)	$ 48,485
Shares, Outstanding, Beginning Balance at Dec. 31, 2008	4,341,055
Comprehensive income:
Net income			5,106			5,106
Change in unrealized gains on securities available for sale, net of reclassification adjustment and tax effects				69		69
Defined benefit retirement plan adjustments, net of tax effects				373		373
Total comprehensive income						5,548
Cash dividends			(3,386)			(3,386)
Stock-based compensation expense		40				40
Purchase of treasury stock, at cost					(217)	(217)
Treasury Stock, Shares, Acquired	(12,600)
Treasury stock issued for stock option and stock purchase plans		(49)			182	133
Stock Issued During Period, Shares, Treasury Stock Reissued	9,132
Balance at Dec. 31, 2009	4,746	18,315	36,478	(805)	(8,131)	50,603
Shares, Outstanding, Ending Balance at Dec. 31, 2009	4,337,587
Comprehensive income:
Net income			4,915			4,915
Change in unrealized gains on securities available for sale, net of reclassification adjustment and tax effects				(377)		(377)
Defined benefit retirement plan adjustments, net of tax effects				(283)		(283)
Total comprehensive income						4,255
Cash dividends			(3,525)			(3,525)
Stock-based compensation expense		58				58
Purchase of treasury stock, at cost					(1,476)	(1,476)
Treasury Stock, Shares, Acquired	(83,900)
Treasury stock issued for stock option and stock purchase plans		(19)			80	61
Stock Issued During Period, Shares, Treasury Stock Reissued	4,078
Balance at Dec. 31, 2010	4,746	18,354	37,868	(1,465)	(9,527)	49,976
Shares, Outstanding, Ending Balance at Dec. 31, 2010	4,257,765					4,257,765
Comprehensive income:
Net income			4,680			4,680
Change in unrealized gains on securities available for sale, net of reclassification adjustment and tax effects				424		424
Defined benefit retirement plan adjustments, net of tax effects				(1,215)		(1,215)
Total comprehensive income						3,889
Cash dividends			(3,648)			(3,648)
Stock-based compensation expense		26				26
Purchase of treasury stock, at cost					(589)	(589)
Treasury Stock, Shares, Acquired	(33,850)
Treasury stock issued for stock option and stock purchase plans		(17)			83	66
Stock Issued During Period, Shares, Treasury Stock Reissued	4,303
Balance at Dec. 31, 2011	$ 4,746	$ 18,363	$ 38,900	$ (2,256)	$ (10,033)	$ 49,720
Shares, Outstanding, Ending Balance at Dec. 31, 2011	4,228,218					4,228,218